Aug. 04, 2016
WBI Tactical LCV Shares
WBI Tactical LCV Shares
WBI Tactical SMG Shares (WBIA)	WBI Tactical LCG Shares (WBIE)
WBI Tactical SMV Shares (WBIB)	WBI Tactical LCV Shares (WBIF)
WBI Tactical SMS Shares (WBID)	WBI Tactical LCY Shares (WBIG)

WBI Tactical LCS Shares (WBIL)

(each a “Fund”)

Supplement dated August 4, 2016

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

each dated October 31, 2015, as supplemented

On August 3, 2016, the Board of Trustees of Absolute Shares Trust approved a modification in the disclosure of the principal investment strategies of WBIE, WBIF, WBIG and WBIL to reflect a change in the definition of large capitalization companies.

The “Principal Investment Strategies” section of the Summary Prospectus and the Prospectus is modified as follows:
Large capitalization companies are those representing approximately the top fifteen percent of the securities in their primary market when ranked in order of market capital. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of more than approximately $5.6 billion. Companies above the fifteen percent threshold for large companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

Please retain this Supplement with your Summary Prospectuses, Prospectus and SAI.